Expense Example	Aug. 28, 2026 USD ($)
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 378
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	2,018
Holbrook Structured Income Fund | Holbrook Structured Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Holbrook Structured Income Fund | Holbrook Structured Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Holbrook Income Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,673
Holbrook Income Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,272
Holbrook Income Fund | Holbrook Income Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	1,836
Holbrook Total Return Fund | Holbrook Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	364
Expense Example, with Redemption, 3 Years	1,800
Expense Example, with Redemption, 5 Years	3,172
Expense Example, with Redemption, 10 Years	6,340
Holbrook Total Return Fund | Holbrook Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	$ 2,547